Joint Arrangements - Joint Operations (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Oil Sands | Operated by Suncor | Syncrude
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business	Canada	Canada
Ownership interest (as percent)	58.74%	58.74%
Exploration and Production | Operated by Suncor | Terra Nova
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business	Canada	Canada
Ownership interest (as percent)	48.00%	48.00%
Exploration and Production | Non-operated | Hibernia and the Hibernia South Extension Unit
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business	Canada	Canada
Exploration and Production | Non-operated | Hibernia
JOINT ARRANGEMENTS
Ownership interest (as percent)	19.48%	19.48%
Exploration and Production | Non-operated | Hibernia South Extension Unit
JOINT ARRANGEMENTS
Ownership interest (as percent)	20.00%	20.00%
Exploration and Production | Non-operated | Hebron
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business	Canada	Canada
Ownership interest (as percent)	21.03%	21.03%
Exploration and Production | Non-operated | White Rose and the White Rose Extensions
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business	Canada	Canada
Exploration and Production | Non-operated | White Rose
JOINT ARRANGEMENTS
Ownership interest (as percent)	38.625%	38.625%
Exploration and Production | Non-operated | White Rose Extensions
JOINT ARRANGEMENTS
Ownership interest (as percent)	40.00%	40.00%